Loans and advances to customers (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross Investments In Financial Leases Receivable [Abstract]
Up to one year	R$ 1,076,955	R$ 929,858
From one to five years	1,658,449	1,128,477
Over five years	122,111	31,527
Impairment loss on finance leases	(160,382)	(128,564)
Net investment	2,697,133	1,961,298
Net investments in finance leases:
Up to one year	1,012,714	884,853
From one to five years	1,563,529	1,045,773
Over five years	120,890	30,672
Total	R$ 2,697,133	R$ 1,961,298